As filed with the Securities and Exchange Commission on May 20, 2013.

Securities Act File No. 033-06790

Investment Company Act File No. 811-04719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

The TETON WESTWOOD FUNDS

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Advisers, Inc.

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Michael R. Rosella, Esq.
The TETON Westwood Funds	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on May 21, 2013 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 44 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 7, 2013, and pursuant to Rule 485(a)(2) would become effective on May 21, 2013.

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 28, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The TETON WESTWOOD FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 20th day of May, 2013.

The TETON WESTWOOD FUNDS

BY:	/s/ Bruce N. Alpert
Bruce N. Alpert President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert	President and	May 20, 2013
Bruce N. Alpert	Principal Executive Officer

/s/ Agnes Mullady	Principal Financial Officer and	May 20, 2013
Agnes Mullady	Treasurer

Anthony J. Colavita*	Trustee	May 20, 2013
Anthony J. Colavita

James P. Conn*	Trustee	May 20, 2013
James P. Conn

Werner J. Roeder, M.D.*	Trustee	May 20, 2013
Werner J. Roeder, M.D.

Salvatore J. Zizza*	Trustee	May 20, 2013
Salvatore J. Zizza

*By: /s/ Bruce N. Alpert		May 20, 2013
Bruce N. Alpert Attorney-in-Fact